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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2010
                                                          ----------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
          ----------------------------------------------------------------------
Title:    Associate
          ----------------------------------------------------------------------
Phone:    312-265-9600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/15/2010
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                          22
             ---------------

Form 13F Information Table Value Total:
                   $ 219,263 (thousands)
             ---------------

      THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
                            SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F INFORMATION TABLE
                                                             9/30/2010


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
AMERICAN MED ALERT CORP          COM        027904101      4,560     747,592  SH        SHARED-OTHER    1, 2           747,592
AMERICAN REPROGRAPHICS CO        COM        029263100      2,709     345,041  SH        SHARED-OTHER    1, 2           345,041
APPLIED SIGNAL TECHNOLOGY IN     COM        038237103     15,947     640,955  SH        SHARED-OTHER    1, 2           640,955
ARTHROCARE CORP                  COM        043136100     12,186     448,328  SH        SHARED-OTHER    1, 2           448,328
ATRICURE INC                     COM        04963C209     11,575   1,470,778  SH        SHARED-OTHER    1, 2         1,470,778
CARDIONET INC                    COM        14159L103     10,721   2,377,115  SH        SHARED-OTHER    1, 2         2,377,115
DRUGSTORE COM INC                COM        262241102     15,026   7,826,260  SH        SHARED-OTHER    1, 2         7,826,260
ENDOLOGIX INC                    COM        29266S106     17,619   3,863,818  SH        SHARED-OTHER    1, 2         3,863,818
FBR CAPITAL MARKETS CORP         COM        30247C301      8,021   2,554,414  SH        SHARED-OTHER    1, 2         2,554,414
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01 37941P306      9,862     646,701  SH        SHARED-OTHER    1, 2           646,701
HYPERCOM CORP                    COM        44913M105     19,775   3,042,322  SH        SHARED-OTHER    1, 2         3,042,322
MEDIWARE INFORMATION SYS INC     COM        584946107        451      42,888  SH        SHARED-OTHER    1, 2            42,888
NEUTRAL TANDEM INC               COM        64128B108      4,895     409,647  SH        SHARED-OTHER    1, 2           409,647
NOBEL LEARNING CMNTYS INC        COM        654889104      1,990     287,932  SH        SHARED-OTHER    1, 2           287,932
OBAGI MEDICAL PRODUCTS INC       COM        67423R108     16,279   1,550,378  SH        SHARED-OTHER    1, 2         1,550,378
ONLINE RES CORP                  COM        68273G101      1,157     260,582  SH        SHARED-OTHER    1, 2           260,582
PRGX GLOBAL INC                COM NEW      69357C503      9,945   1,753,964  SH        SHARED-OTHER    1, 2         1,753,964
S1 CORPORATION                   COM        78463B101      9,938   1,907,394  SH        SHARED-OTHER    1, 2         1,907,394
SONOSITE INC                     COM        83568G104      9,785     291,992  SH        SHARED-OTHER    1, 2           291,992
TESSCO TECHNOLOGIES INC          COM        872386107     15,373   1,020,138  SH        SHARED-OTHER    1, 2         1,020,138
TIER TECHNOLOGIES INC            CL B       88650Q100     13,625   2,459,404  SH        SHARED-OTHER    1, 2         2,459,404
WINN DIXIE STORES INC          COM NEW      974280307      7,824   1,097,377  SH        SHARED-OTHER    1, 2         1,097,377

   Total                                                 219,263  35,045,020                                        35,045,020
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